LOANS - Financial leasing portfolio - Terms (Details)	12 Months Ended
Dec. 31, 2025
Vehicles and computer equipment | Bottom of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Borrowings, maturity	36
Vehicles and computer equipment | Top of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Borrowings, maturity	60
Machinery and equipment | Bottom of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Borrowings, maturity	60
Machinery and equipment | Top of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Borrowings, maturity	120
Housing leasing | Bottom of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Borrowings, maturity	120
Housing leasing | Top of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Borrowings, maturity	240